(36) RELEVANT FACT AND EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2017
Relevant Fact And Events After Reporting Period
RELEVANT FACT AND EVENTS AFTER THE REPORTING PERIOD
36.1	Issue of debentures

In January 2018, subsidiaries issued simple non-convertible debentures with the following conditions and details:

Subsidiary	Issue	Quantity issued	R$ thousand	Maturity	Interest	Utilization
CPFL Paulista	9th issue – single series	1,380,000	1,380,000	January 2021	Semiannual	Working capital improvement
CPFL Piratininga	9th issue – single series	215,000	215,000	January 2021	Semiannual	Working capital improvement
RGE	9th issue – single series	220,000	220,000	January 2021	Semiannual	Working capital improvement
CPFL Santa Cruz	2nd issue – single series	190,000	190,000	January 2021	Semiannual	Working capital improvement
CPFL Geração	10th issue – single series	190,000	190,000	December 2018	Semiannual	Working capital improvement
CPFL Brasil	4th issue – single series	115,000	115,000	January 2019	Semiannual	Working capital improvement
RGE Sul	6th issue – single series	520,000 (*)	300,000	December 2020	Semiannual	Working capital improvement
			2,610,000

36.2	RGE and RGE Sul concession grouping

In March 2018, we requested ANEEL an application of requesting the grouping of the concessions of distributors RGE Sul and RGE in a single concession agreement, being RGE Sul the incorporating company and RGE the incorporated company. The implementation of the grouping of the concessions shall depend on ANEEL’s authorization, as well as on the deliberation and approval by the competent bodies of RGE Sul and RGE.